Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2012 Participants
Stock-Based Compensation
Vesting period for awards prior to May 2005 grant	1 year
Vesting period for awards after May 2005 grant	3 years
Expiration of annual grants	10 years
Retirement age eligibility for employees	55 years
Retirement eligibility for employees, minimum years of service required	5 years
Percent of stock-based compensation related to retiree-eligible population	30.00%
Number of participants with outstanding options, restricted stock, or restricted stock units	11,564